Stock Based Compensation Plans (Details 2) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jul. 31, 2012 2012 Equity Incentive Plan Nonvested RRP shares	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested RRP shares	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested performance award item	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested performance award Minimum	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested performance award Maximum	Dec. 31, 2010 RRP Nonvested RRP shares
Stock Based Compensation Plans
Vesting period				5 years				5 years
Fair value as at grant date (in dollars per share)				$ 10.30	$ 10.30
Period of performance results on which vesting period is based					3 years
Number of sets of performance criteria					3
Period of cumulative earnings per share on which performance criteria is based					3 years
Return on average tangible equity metrics (as a percent)					33.00%
Period of cumulative earnings per share on which second performance criteria is based					3 years
Net charge off rate (as a percent)					33.00%
Profit margin (as a percent)					50.00%
Percentage of compensation cost payout						75.00%	100.00%
Total number of shares issuable under the plan				131,500	85,000
Number of shares issued under the plan			130,000
Shares
Granted (in shares)				130,000	85,000
Nonvested at the end of period (in shares)	215,000			130,000	85,000
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)				$ 10.30	$ 10.30
Nonvested at the end of period (in dollars per shares)				$ 10.30	$ 10.30
Total unrecognized compensation cost				$ 1,200,000	$ 587,151
Weighted-average period over which cost is expected to be recognized				4 years 7 months 6 days	2 years
Compensation cost	264,462	185,598		117,822				172,496
Total fair value of shares vested								$ 124,658